Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in AOCI for retirement-related benefits
Current period loss/(gain)	$ (878)	$ (2,433)	$ 1,678
Curtailments and settlements	(5,970)	(94)	(52)
Amortization of net loss included in net periodic (income)/cost	(1,596)	(2,484)	(2,314)
Current period prior service costs/(credits)	(463)	51	37
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(12)	(9)	(13)
Pension Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	14,273	15,972
Current period loss/(gain)	794	(704)
Curtailments and settlements	(5,923)
Amortization of net loss included in net periodic (income)/cost	(527)	(996)
Net loss at end of period	8,617	14,273	15,972
Prior service costs/(credits) at beginning of period	8	24
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(8)	(16)
Prior service costs/(credits) at end of period	0	8	24
Total loss recognized in accumulated other comprehensive income/(loss)	8,617	14,281
Pension Plans | Non-US
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	13,412	16,310
Current period loss/(gain)	(1,115)	(1,411)
Curtailments and settlements	(47)	(94)
Amortization of net loss included in net periodic (income)/cost	(1,031)	(1,392)
Net loss at end of period	11,219	13,412	16,310
Prior service costs/(credits) at beginning of period	397	325
Current period prior service costs/(credits)	(53)	60
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(14)	12
Prior service costs/(credits) at end of period	330	397	325
Transition (assets)/liabilities at beginning of period	0	0
Transition (assets)/liabilities at end of period	0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	11,549	13,809
Nonpension Postretirement Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	464	656
Current period loss/(gain)	(365)	(141)
Amortization of net loss included in net periodic (income)/cost	(5)	(52)
Net loss at end of period	94	464	656
Prior service costs/(credits) at beginning of period	26	30
Current period prior service costs/(credits)	(415)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	10	(4)
Prior service costs/(credits) at end of period	(379)	26	30
Total loss recognized in accumulated other comprehensive income/(loss)	(285)	490
Nonpension Postretirement Plans | Non-US
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	183	263
Current period loss/(gain)	(93)	(65)
Curtailments and settlements	0	0
Amortization of net loss included in net periodic (income)/cost	(4)	(15)
Net loss at end of period	86	183	263
Prior service costs/(credits) at beginning of period	(4)	(4)
Current period prior service costs/(credits)	5	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	0	0
Prior service costs/(credits) at end of period	0	(4)	(4)
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost		0
Transition (assets)/liabilities at end of period	0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)	$ 86	$ 179